Equity method investments - Additional Information (Details) - EUR (€) € in Millions			12 Months Ended
		Jun. 29, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 03, 2016
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments			€ 88.6	€ 18.2	€ 6.2
Cash received equity method investments			128.1	99.9	€ 89.2
Dividend received from equity method investments	[1]			99.9
Commitment amount			10,613.8
Zeiss High-NA Funding Commitment
Schedule of Equity Method Investments [Line Items]
Commitment amount			319.9	524.8		€ 760.0
Estimated total contract commitment			€ 1,354.8	1,242.2
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Weighted average useful life of finite-lived intangible assets acquired			16 years 2 months 12 days
Equity method investment acquisition date		Jun. 29, 2017
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Ownership percentage			24.90%
Carl Zeiss SMT Holding GmbH & Co. KG | Share of net income (loss) after accounting policy alignment
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments			€ 111.4	82.8
Carl Zeiss SMT Holding GmbH & Co. KG | Basis difference amortization
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments			(26.7)	26.7
Carl Zeiss SMT Holding GmbH & Co. KG | Intercompany profit elimination
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments			(3.9)	13.7
Carl Zeiss SMT Holding GmbH & Co. KG | Dividend Forfeiture
Schedule of Equity Method Investments [Line Items]
Profit from equity method investments			€ 0.0	€ (24.2)

[1]	Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, amortization of underwriting commissions and discount related to the bonds and credit facility.